SCHEDULE OF RECONCILIATION OF THE DIFFERENCE BETWEEN TAX COMPUTED BY THE STATUTORY INCOME TAX RATE TO INCOME TAX BENEFIT FROM CONTINUING OPERATIONS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income/(Loss) before income taxes	$ (2,837,327)	$ (1,485,445)
Income tax computed at applicable tax rates	(680,768)	(259,753)
Current losses unrecognized deferred income tax	589,405	43,478
Prior losses recognized deferred income tax in current period	587	(33,672)
Income tax expenses/(benefits)	(90,776)	(248,711)
Effect of different tax rates in different jurisdictions		451
Non-deductible expenses		785
UNITED STATES | Chaince Securities Inc [Member]
Income/(Loss) before income taxes	(45,346)
Income tax computed at applicable tax rates	(9,522)
Current losses unrecognized deferred income tax
Prior losses recognized deferred income tax in current period
Income tax expenses/(benefits)	(9,522)
UNITED STATES | Parent [Member]
Income/(Loss) before income taxes	(2,662,392)	8,776
Income tax computed at applicable tax rates	(559,102)	1,843
Current losses unrecognized deferred income tax	559,102
Prior losses recognized deferred income tax in current period	587
Income tax expenses/(benefits)	587	2,294
Effect of different tax rates in different jurisdictions		451
Non-deductible expenses
HONG KONG
Income/(Loss) before income taxes	(496,006)	(1,317,169)
Income tax computed at applicable tax rates	(81,841)	(217,333)
Current losses unrecognized deferred income tax
Prior losses recognized deferred income tax in current period		(33,672)
Income tax expenses/(benefits)	(81,841)	(251,005)
Effect of different tax rates in different jurisdictions
Non-deductible expenses
CHINA
Income/(Loss) before income taxes	(121,212)	(177,053)
Income tax computed at applicable tax rates	(30,303)	(44,263)
Current losses unrecognized deferred income tax	30,303	43,478
Prior losses recognized deferred income tax in current period
Income tax expenses/(benefits)
Effect of different tax rates in different jurisdictions
Non-deductible expenses		$ 785